Investments - Continuous Loss Position (Details) $ in Millions	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 136.2	$ 1,035.5
Gross unrealized losses	(0.5)	(7.6)
Gross unrealized losses	$ (0.1)	$ (1.2)
Number of securities | security	215	431
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 50.1	$ 307.6
Gross unrealized losses	(0.1)	(2.8)
Gross unrealized losses	$ (0.1)	$ (0.3)
Number of securities | security	49	48
Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value		$ 4.0
Gross unrealized losses		0.0
Gross unrealized losses		$ 0.0
Number of securities | security		2
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 5.3	$ 23.7
Gross unrealized losses	0.0	(0.1)
Gross unrealized losses	$ 0.0	$ (0.2)
Number of securities | security	3	11
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 53.3	$ 543.6
Gross unrealized losses	(0.3)	(3.4)
Gross unrealized losses	$ 0.0	$ (0.6)
Number of securities | security	132	310
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 2.2	$ 91.9
Gross unrealized losses	0.0	(1.1)
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	1	35
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 25.3	$ 64.7
Gross unrealized losses	(0.1)	(0.2)
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	30	25